Income Tax	12 Months Ended
Dec. 31, 2020
Valuation Allowance [Line Items]
INCOME TAX	Income tax
The Company’s income tax expense is as follows:

	Year ended December 31
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	144	110	—
Total Current	$144	$110	—

Deferred:
Federal	$101	$217	$—
State	598	60	—
Total Deferred	$699	$277	$—
Total	$843	$387	$—
The Company’s income tax expense differs from the benefits computed by applying the federal income tax rate of 21% to loss before income taxes. A reconciliation of these differences is as follows:

	Year ended December 31
	2020	%	2019	%	2018	%
Benefit calculated at federal income tax rate	$(7,195)	21.0%	$(5,617)	21.0%	$(2,594)	21.0%
Change in valuation allowance	11,707	(34.2)	6,871	(25.7)	2,986	(24.0)
State tax benefit	(2,473)	7.1	(1,261)	4.7	(965)	8.0
Federal benefit on state tax	520	(1.5)	265	(1.0)	203	(2.0)
Change in state tax rate	(1,746)	5.1	108	(0.4)	—	—
Permanent differences, net	(57)	0.2	(56)	0.2	370	(3.0)
Other, net	87	(0.2)	77	(0.3)	—	—
Income tax expense	$843	(2.5)%	$387	(1.5)%	$—	—%
The change in the total valuation allowance during the year was $11.7 million. Although the Company has recorded a valuation allowance against deferred tax assets as discussed below, a portion of deferred tax liabilities related to indefinite lived intangible assets acquired during the year cannot be used as a source of income to offset deferred tax assets. Consequently, this amount is recorded as a deferred tax expense and reflected in the effective tax rate above. The current state tax expense is a result of separate state tax filings for subsidiaries that have taxable income.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the U.S. to provide certain relief as a result of the COVID-19 pandemic. As of December 31, 2020, the Company has determined that the CARES Act had an immaterial impact on the Company’s effective tax rate.
The significant components of deferred tax assets and liabilities consist of the following:

	December 31
	2020	2019
Deferred tax assets:
Net operating loss	$12,765	$5,356
Accrued compensation	5,334	2,505
Interest expense	2,621	1,979
Statutory premium reserve	2,119	1,745
Start-up costs	1,142	937
Deferred lease obligation	385	343
Stock-based compensation expense	852	33
Investments	407	394
Intangibles assets	653	115
Allowance for doubtful accounts	138	112
Debt issuance costs	58	61
Loss reserves	209	31
Other, net	13	—
Less valuation allowance	(23,330)	(11,623)
Total deferred tax assets	$3,366	$1,988

Deferred tax liabilities:
Intangibles assets	$(2,347)	$(992)
Other reserves	(927)	(715)
Title plants	(680)	(393)
Unrealized gain on investments	(249)	(98)
Fixed assets	(140)	(67)
Total deferred tax liabilities	$(4,343)	$(2,265)
Net deferred tax liability	$(977)	$(277)
As of December 31, 2020, the Company carried a valuation allowance against deferred tax assets as management believes it is more likely than not that the benefit of the net deferred tax assets covered by that valuation allowance will not be realized. The net deferred tax liability of $1.0 million is included in accrued expenses and other liabilities within the accompanying consolidated balance sheets.
In accounting for uncertainty in income taxes, the Company is required to recognize in its financial statements the impact of a tax position if that position is more likely than not of being sustained on an audit, based on the technical merits of the position. In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or planned to be taken in a future tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. There were no unrecognized tax benefits or liabilities as of December 31, 2020 and December 31, 2019.
The amount of unrecognized tax benefit or liability may increase or decrease in the future for various reasons, including adding amounts for current tax year positions, expiration of open income tax returns due to the expiration of the applicable statute of limitations, changes in management’s judgment about the level of uncertainty, status of examinations, litigation and legislative activity and the additions or eliminations of uncertain tax positions.
As of December 31, 2020, the Company has federal and state net operating loss carryforwards of $40.8 million and $69.4 million, respectively. As a result of the Tax Cuts and Jobs Act of 2017, any federal net operating loss arising after the year ended December 31, 2017 can be carried forward indefinitely with no expiration but is limited to 80% of taxable income. The Company has approximately $0.2 million of pre-2018 federal net operating losses subject to expiration beginning in 2036. The remainder of the federal net operating losses have no expiration. The Company’s state net operating losses are subject to various expirations, beginning in 2030.The Company’s 2017 through 2019 tax years remain open to federal and state tax examinations.
Capitol Investment Corp. V
Valuation Allowance [Line Items]
INCOME TAX	INCOME TAX
The Company’s net deferred tax assets is as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets	(As Restated)
Net operating loss carryforward	$43,286	$791
Unrealized gain on marketable securities	(3,397)	—
Total deferred tax assets	39,889	791
Valuation Allowance	(39,889)	(791)
Deferred tax assets, net of allowance	$—	$—
The income tax provision consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(30,431)	(791)
State and Local
Current	—	—
Deferred	(8,667)	—
Change in valuation allowance	39,098	791
Income tax provision	$—	$—
As of December 31, 2020, the Company had $160,318 of U.S. federal and state net operating loss carryovers available to offset future taxable income. The federal NOL has an indefinite life while the state net operating loss carryovers will expire by 2040.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and 2019, the change in the valuation allowance was 39,098 and $791, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
	(As Restated)
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.0%	0.0%
Change in valuation of warrant liability	(23.8)%	0.0%
Transaction costs allocable to warrant liability	(2.7)%	0.0%
Valuation allowance	(0.5)%	(21.0)%
Income tax provision	0.0%	0.0%
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2020 remain open and subject to examination. The Company considers New York and Virginia to be a significant state tax jurisdiction.
The CARES Act was signed into law on March 27,2020 as a response to the economic challenges facing U.S. businesses caused by the COVID-19 global pandemic. The CARES Act allowed net operating loss incurred in 2018-2020 to be carried back five years or carried forward indefinitely, and to be fully utilized without being subjected to the 80% taxable income limitation. Net operating losses incurred after December 31, 2020 will be subjected to the 80% taxable income limitation. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during periods in which those temporary differences become deductible.
Due to the uncertainty surrounding the realization of the benefits of its deferred assets, including NOL carryforwards, the Company has provided a 100% valuation allowance on its deferred tax assets at December 31, 2020.